DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Schedule of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Total Long-term debt	Total Long-term debt
Fair value of hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Hedged Item	$ 4,551	$ 4,696
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	$ (166)	$ (287)